 As filed with the U.S. Securities and Exchange Commission on December 19, 2005

                                               Securities Act File No. 002-86082
                                    Investment Company Act File No. 811-03833-01
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------
                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 43     [x]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 44             [x]

               --------------------------------------------------
                          MAINSTAY VP SERIES FUND, INC.
             (FORMERLY KNOWN AS NEW YORK LIFE MFA SERIES FUND, INC.

               (Exact Name Of Registrant As Specified in Charter)

                   51 Madison Avenue, New York, New York 10010
                     (address of principal executive office)

                  REGISTRANT'S TELEPHONE NUMBER (973) 394-4437
               --------------------------------------------------
                                                                  Copy to:
  Marguerite E.H. Morrison, Esq.                          Sander M. Bieber, Esq.
  MainStay VP Series Fund, Inc.                           Dechert LLP
  51 Madison Avenue                                       1775 I Street, N.W.
  New York, NY 10010                                      Washington, D.C. 20006
 (Name and Address of Agent for Service)

                                 --------------


It is proposed that this filing will become effective:

|_| Immediately upon filing pursuant to paragraph (b)
|X| on December 22, 2005
    pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(1)
|_| on (date) pursuant to paragraph (a)(1) |_| 75 days after filing pursuant to
    paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|x| This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

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                                EXPLANATORY NOTE

This Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A for MainStay Series Fund, Inc. (the "Registrant") is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 42 from December 20, 2005 to December 22, 2005.


                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of the Registrant under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the "SEC") on October 6, 2005.


                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 42 to the Registrant's Registration Statement on Form N-1A filed with the SEC on October 6, 2005.


                                     PART C

                                OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 42 to the Registrant's Registration Statement on Form N-1A filed with the SEC on October 6, 2005.

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                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 43 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Parsippany, in the State of New Jersey, on this 19th day of December, 2005.


                                                   MainStay VP Series Fund, Inc.
                                                                    (Registrant)


                                                   By: Marguerite E.H. Morrison
                                                       ------------------------
                                                       Marguerite E.H. Morrison
                                                                      Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.


/s/ Jill Feinberg
------------------------
Jill Feinberg*                Director                         December 19, 2005

/s/ Daniel Herrick
------------------------
Daniel Herrick*               Director                         December 19, 2005

/s/ Gary E. Wendlandt
------------------------
Gary E. Wendlandt*            Chairman of the Board            December 19, 2005
                              (Chief Executive Officer)

/s/ Anne F. Pollack
------------------------
Anne F. Pollack*              President and Director           December 19, 2005

/s/ Robert D. Rock
------------------------
Robert D. Rock*               Vice President and Director      December 19, 2005

/s/ Roman L. Weil
------------------------
Roman L. Weil*                Director                         December 19, 2005

/s/ John A. Weisser, Jr.
------------------------
John A. Weisser, Jr.*         Director                         December 19, 2005

/s/ Arphiela Arizmendi        Acting Treasurer and
-----------------------       Principal Financial and          December 19, 2005
Arphiela Arizmendi            Accounting Officer

*Signatures affixed by Marguerite E.H. Morrison pursuant to Powers of Attorney dated February 22, 2005 and incorporated by reference from Registrant's Post-Effective Amendment No. 41 (2-86082) filed on April 5, 2005.